Basis of Accounting	12 Months Ended
Jun. 30, 2022
Basis Of Accounting [Abstract]
Basis of Accounting

Note 2. Basis of Accounting

These financial statements are general purpose financial statements which have been prepared in accordance with International Financial Reporting Standards (“or IFRS”) as issued by the International Accounting Standards Board (the “IASB”).

The financial statements comprise the consolidated financial statements of the Group. For the purposes of preparing the consolidated financial statements, the Company is a for‑profit entity.

The financial statements were authorized for issue by the directors on September 29, 2022.

Going Concern

For the year ended June 30, 2022, the Group incurred a loss after income tax of $92,817,371 (2021: $45,344,496) and had net cash outflows from operating activities of $71,334,952 (2021: $45,546,167). As of June 30, 2022, the Group had cash and cash equivalents of $44,631,293 (2021: $118,193,177), current assets of $59,908,442 (2021: $138,117,516) and was in a net current asset position of $47,866,741 (2021: $135,011,031).

The consolidated financial statements have been prepared on a going concern basis, which contemplates continuity of normal activities and realization of assets and settlement of liabilities in the normal course of business. As the Group is still in the research and development phase, the ability of the Group to continue its development activities as a going concern is dependent upon it deriving sufficient cash from investors.

Subsequent to June 30, 2022, on August 12, 2022, the Group entered a Development Funding Agreement (‘Agreement’) with Ocelot SPV LP (‘Investor’), an affiliate of Carlyle and Abingworth, pursuant to which Investor has committed to provide Opthea $120 million in funding which may be increased up to $170 million at the Investor’s option. Of this funding, $50 million was received by the Group in September 2022. Concurrently with the execution of the Agreement, the Group entered into binding commitments for the private placement of ordinary shares for aggregate gross proceeds of approximately $90 million (the ‘PIPE’). The PIPE consists of two tranches, of which the first tranche of AU$60.7 million (US$41.9 million) was received on August 24, 2022. The second tranche of $47.5 million, which was approved on September 26, 2022, and is expected to be issued and received September 30, 2022. On September 26, 2022, Opthea completed its Share Purchase Plan raising US$618k(AU$940k) issuing 817,824 ordinary shares. See Note 31, Events after the balance sheet date, for further information.

The Directors and management have considered the cash flow forecasts including the funding requirements of the business as well as the funding raised through the Agreement and PIPE. They have also considered the Group’s key risks and uncertainties affecting the likely development of the business, as well as the conditions set forth in the Agreement. Based on this assessment, the Directors and management believe that the conditions in the Agreement can be met and that the Group has adequate resources to continue normal activities and realize its assets and settle its liabilities in the normal course of business. Accordingly, the directors have prepared the financial statements on the going concern basis.